Organization and Principal Activities (Details) - USD ($)						1 Months Ended
	Jan. 12, 2021	Aug. 25, 2020	Oct. 02, 2019	Apr. 13, 2019	Feb. 09, 2019	Aug. 26, 2020	Oct. 28, 2019	Aug. 28, 2018	Mar. 29, 2019
Organization and Principal Activities (Details) [Line Items]
Reverse Stock Split		the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020,				On August 26, 2020, the Company’s board of directors approved a 1 for 10 reverse split of its ordinary shares.
Purchase Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Disposal purchase elite in exchange					$ 1,750,000
British Virgin Islands Corporation [Member]
Organization and Principal Activities (Details) [Line Items]
Stock issued (in Shares)								50,000
Private placement offering ordinary shares (in Dollars per share)								$ 1
Delta Advanced Materials Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of owned subsidiary					100.00%
EliteRideLimitedMember
Organization and Principal Activities (Details) [Line Items]
Percentage of owned subsidiary									100.00%
HG Capital Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Disposal purchase elite in exchange				$ 1,750,000
39Pu VIE Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage			51.00%
Cash paid for consideration	$ 700,000		$ 2,400,000				$ 2,400,000
Share value for consideration (in Shares)			1,000,000				10,000,000
Additional cash consideration			$ 600,000
Additional share value amount (in Shares)			400,000